Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Schedule The fair value of awards granted was determined using the Black-Scholes pricing model
The fair value of awards granted was determined using the Black-Scholes pricing model and the following weighted-average assumptions in the table below as of the grant date. Expected volatility is based on the historic volatility of our guideline companies, which we believe best represent our company.

	2020	2019
Risk-free interest rate	0.28%	2.24%
Expected Term	4.65	4.47
Expected Volatility	76.67%	73.55%
Expected dividend yield	0.00%	0.00%

Twenty Twenty Activity Plan [Member]
Summary of the activity in the plan
A summary of the activity in the plan for 2020 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2020	3,814	$96.74
Granted	5,250	51.02
Vested	380	90.07
Forfeited	—	—

Nonvested at December 31, 2020	8,684	$63.74

Two Thousand Nineteen Plan Activity [Member]
Summary of the activity in the plan
A summary of the activity in the plan for 2019 follows:

	Shares	Weighted-Average Grant-Date Fair Value
Nonvested at January 1, 2019	—	$—
Granted	4,000	97.34
Vested	186	109.59
Forfeited	—	—

Nonvested at December 31, 2019	3,814	$96.74